Accumulated other comprehensive income (loss), net of tax (Tables)	6 Months Ended
Sep. 30, 2024
Changes in Each Component of Accumulated Other Comprehensive Income (Loss), Net of Tax ("AOCI")

	Six months ended September 30,
	2023	2024

	(in millions of yen)

AOCI, balance at beginning of period	649,395	984,578
Net unrealized gains (losses) on available-for-sale securities:
Balance at beginning of period	(31,084)	2,061
Unrealized holding gains (losses) during period	2,603	(7,526)
Less: reclassification adjustments for losses (gains) included in net income	(4,346)	(2,560)

Change during period	(1,743)	(10,085)

Balance at end of period	(32,827)	(8,024)

Foreign currency translation adjustments:
Balance at beginning of period	227,660	467,864
Foreign currency translation adjustments during period	241,136	33,302
Less: reclassification adjustments for losses (gains) included in net income	—	(3,038)

Change during period	241,136	30,264

Balance at end of period	468,795	498,128

Defined benefit plan adjustments:
Balance at beginning of period	423,677	499,663
Unrealized gains (losses) during period	1,784	6,261
Less: reclassification adjustments for losses (gains) included in net income	(12,530)	(15,611)

Change during period	(10,746)	(9,350)

Balance at end of period	412,931	490,313

Own credit risk adjustments:
Balance at beginning of period	29,142	14,990
Unrealized gains (losses) during period	(13,133)	6,467
Less: reclassification adjustments for losses (gains) included in net income	794	290

Change during period	(12,339)	6,757

Balance at end of period	16,803	21,747

Total other comprehensive income (loss), net of tax attributable to MHFG shareholders	216,308	17,586

AOCI, balance at end of period	865,702	1,002,164

Amounts Reclassified Out of Accumulated Other Comprehensive Income into Net Income
The following table shows the amounts reclassified out of AOCI into net income during the six months ended September 30, 2024:

	Six months ended September 30, 2024
	Before tax (1)	Tax effect (2)	Net of tax before allocation to noncontrolling interests	Net of tax attributable to noncontrolling interests (2)	Net of tax attributable to MHFG shareholders

	(in millions of yen)
Amounts reclassified out of AOCI into net income:						Affected line items in the consolidated statements of income:
Net unrealized gains (losses) on available-for-sale securities	3,358	(798)	2,560	—	2,560	Investment gains (losses)-net
Foreign currency translation adjustments	3,041	—	3,041	(3)	3,038	Foreign exchange gains (losses)-net Other noninterest income
Defined benefit plan adjustments	22,305	(6,696)	15,610	2	15,611	Salaries and employee benefits
Own credit risk adjustments	(418)	128	(290)	—	(290)	Other noninterest income (expenses)

Total	28,285	(7,366)	20,920	(1)	20,918

Notes:
(1)	The financial statement line item in which the amounts in the before tax column are reported in the consolidated statements of income is listed to the right of the table.
(2)
The financial statement line items in which the amounts in the tax effect and the net of tax attributable to noncontrolling interest columns are reported in the consolidated statements of income are Income tax expense and Net income, respectively.